                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                    ________________________________________

                                   FORM N-PX

                    ________________________________________

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8895

                    ________________________________________

                                ING FUNDS TRUST
               (Exact name of registrant as specified in charter)

                    ________________________________________

                         7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)


                    (Name and address of agent for service)

                            Theresa K. Kelety, Esq.
                              ING Investments, LLC
                         7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258

                                With copies to:

                            Jeffrey S. Puretz, Esq.
                                  Dechert LLP
                              1775 I Street, N.W.
                              Washington, DC 20006


       Registrant's telephone number, including area code: (800) 992-0180

                    ________________________________________


Date of fiscal year end: March 31

Date of reporting period: July 1, 2007 - June 30, 2008

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-08895
Reporting Period: 07/01/2007 - 06/30/2008
ING Funds Trust


======================== ING CLASSIC MONEY MARKET FUND =========================


This fund had no proxy voting activity during the reporting period.


============================= ING GNMA INCOME FUND =============================


This fund had no proxy voting activity during the reporting period.


=========================== ING HIGH YIELD BOND FUND ===========================


COMPLETEL EUROPE N.V.

Ticker:       CLTLF          Security ID:  N21590208
Meeting Date: NOV 23, 2007   Meeting Type: Special
Record Date:  NOV 15, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Open Meeting                              None      Did Not    Management
                                                          Vote
2a    Accept Resignation of James C. Allen as a For       Did Not    Management
      Supervisory Board Member                            Vote
      (Non-contentious)
2b    Accept Resignation of Lawrence F.         For       Did Not    Management
      DeGeorge as a Supervisory Board Member              Vote
      (Non-contentious)
2c    Accept Resignation of Jean-Marie          For       Did Not    Management
      Descarpentries as a Supervisory Board               Vote
      Member (Non-contentious)
2d    Accept Resignation of Duncan Lewis as a   For       Did Not    Management
      Supervisory Board Member                            Vote
      (Non-contentious)
2e    Accept Resignation of Jean-Pierre         For       Did Not    Management
      Vandromme as a Supervisory Board Member             Vote
      (Non-contentious)
3a    Elect Bruno Moineville to Supervisory     For       Did Not    Management
      Board                                               Vote
3b    Elect Armando Pereira to Supervisory      For       Did Not    Management
      Board                                               Vote
3c    Elect Nicolas Paulmier to Supervisory     For       Did Not    Management
      Board                                               Vote
3d    Elect Helene Ploix to Supervisory Board   For       Did Not    Management
                                                          Vote
3e    Elect Jean-Marie Fabre to Supervisory     For       Did Not    Management
      Board                                               Vote
4a    Accept Resignation of Jerome de Vitry as  For       Did Not    Management
      a Management Board Member                           Vote
      (Non-contentious)
4b    Accept Resignation of Alexandre           For       Did Not    Management
      Westphalen as a Management Board Member             Vote
      (Non-contentious)
5a    Elect Jean-Pierre Sother to Management    For       Did Not    Management
      Board                                               Vote
5b    Elect Michel Matas to Management Board    For       Did Not    Management
                                                          Vote
6     Close Meeting                             None      Did Not    Management
                                                          Vote


--------------------------------------------------------------------------------

ING FUNDS TRUST

Ticker:                      Security ID:  45683V647
Meeting Date: NOV 21, 2007   Meeting Type: Special
Record Date:  JUL 27, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Colleen D. Baldwin          For       For        Management
1.2   Elect Trustee John V. Boyer               For       For        Management
1.3   Elect Trustee Patricia W. Chadwick        For       For        Management
1.4   Elect Trustee Robert W. Crispin           For       For        Management
1.5   Elect Trustee Peter S. Drotch             For       For        Management
1.6   Elect Trustee J. Michael Earley           For       For        Management
1.7   Elect Trustee Patrick W. Kenny            For       For        Management
1.8   Elect Trustee Shaun P. Mathews            For       For        Management
1.9   Elect Trustee Sheryl K. Pressler          For       For        Management
1.10  Elect Trustee David W. C. Putnam          For       For        Management
1.11  Elect Trustee Roger B. Vincent            For       For        Management




================== ING INSTITUTIONAL PRIME MONEY MARKET FUND ===================


This fund had no proxy voting activity during the reporting period.


========================== ING INTERMEDIATE BOND FUND ==========================


ING FUNDS TRUST

Ticker:                      Security ID:  45683V647
Meeting Date: NOV 21, 2007   Meeting Type: Special
Record Date:  JUL 27, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Colleen D. Baldwin          For       For        Management
1.2   Elect Trustee John V. Boyer               For       For        Management
1.3   Elect Trustee Patricia W. Chadwick        For       For        Management
1.4   Elect Trustee Robert W. Crispin           For       For        Management
1.5   Elect Trustee Peter S. Drotch             For       For        Management
1.6   Elect Trustee J. Michael Earley           For       For        Management
1.7   Elect Trustee Patrick W. Kenny            For       For        Management
1.8   Elect Trustee Shaun P. Mathews            For       For        Management
1.9   Elect Trustee Sheryl K. Pressler          For       For        Management
1.10  Elect Trustee David W. C. Putnam          For       For        Management
1.11  Elect Trustee Roger B. Vincent            For       For        Management




====================== ING NATIONAL TAX-EXEMPT BOND FUND =======================


This fund had no proxy voting activity during the reporting period.



========== END N-PX REPORT

                    ________________________________________

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING FUNDS TRUST

By:  /s/ Shaun P. Mathews
     ________________________________________
     Shaun P. Mathews
     President and Chief Executive Officer

Date: August 20, 2008